Annual Total Returns- JPMorgan SmartRetirement 2040 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2040 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.32%)	17.68%	22.44%	7.37%	(2.13%)	6.25%	21.12%	(10.08%)	23.26%	14.34%